                                                       Registration No. 2-75812
                                                             File No. 811-3391

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 39                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 34                                                           [X]

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                         CENTENNIAL GOVERNMENT TRUST
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              (Exact Name of Registrant as Specified in Charter)

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            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

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                                1.303.768.3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
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                            OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New
                               York 10281-1008
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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ X ] Immediately upon filing pursuant to paragraph (b)
[   ] On ______________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On ______________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]  This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Centennial Government Trust

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Prospectus dated October 14 ,2005

                                         Centennial Government Trust is a money
                                         market mutual fund.  It seeks a high
                                         level of current income consistent
                                         with preserving capital and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" investments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
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2

CONTENTS

                  A B O U T  T H E  T R U S T

                  The Trust's Investment Objective and Strategies

                  Main Risks of Investing in the Trust

                  The Trust's Past Performance

                  Fees and Expenses of the Trust

                  About the Trust's Investments

                  I N V E S T I N G  I N  T H E  T R U S T S

                  This section applies to the prospectuses of Centennial Money
                  Market Trust, Centennial Tax Exempt Trust and Centennial
                  Government Trust

                  How the Trusts are Managed

                  How to Buy Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Sell Shares
                  Automatic Purchase and Redemption Programs
                  Direct Shareholders

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  The
Trust invests principally in short-term, U.S. dollar denominated debt instruments issued by the U.S. government, its agencies and instrumentalities.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.  Many of the securities issued by the U.S. government are not rated, but the Trust may purchase them because they meet the "high quality" standards of the Trust.

      The Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments issued by the U.S. government, its agencies and instrumentalities.  Although this is not a fundamental policy, the amount so invested will not be changed by the Board without providing shareholders at least 60 days prior notice of the change.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.
Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks.
There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's investments (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.
If there is a high redemption demand for the Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

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An investment in the Trust is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
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The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the
Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through 9/30/05 the cumulative total return (not annualized) was 1.67%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was1.48%
(4th Q'00) and the lowest return (not annualized) for a calendar quarter was 0.09%
(2nd Q '04)).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years
2004
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                                      ---------------              --------------
Centennial Government Trust           0.67%          2.39%         3.60%
(inception 10/5/81)
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The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

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The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
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Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the
Trust. The numbers below are based upon the Trust's expenses during its fiscal year ended June 30, 2005.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class
A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

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 Management Fees                              0.44%
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 Distribution and/or Service (12b-1) Fees     0.20%
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 Other Expenses                               0.09%
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 Total Annual Operating Expenses              0.73%
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Expenses may very in future years.  "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer
Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to
0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2005, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

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  1 year             3 years           5 years            10 years
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  $75                $234              $407               $910
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About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its Board of Trustees as well as rules that apply to money market funds under the Investment Company Act of 1940.  The Statement of Additional
Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation
(referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the
      Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as
      Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Although these U.S. Government Securities are not rated, they are "high quality" investments under the rules that apply to money market funds.  Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association (Ginnie
      Mae), are also supported by the full faith and credit of the U.S.
      government.  Some government securities, agencies or instrumentalities of the
      U.S. government are supported by the right of the issuer to borrow from the
      U.S. Treasury, such as securities of the Federal National Mortgage
      Association (Fannie Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage
      Corporation (Freddie Mac).

o     Other Money Market Instruments. The Trust can invest in variable or floating rate notes, variable rate master demand notes or in master demand notes.  The
      Trust can also purchase other debt obligations with a length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days)
      from the date of purchase.  It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within the length of permitted maturity up to the maximum permitted under Rule 2a-7
      (currently 397 days). Please refer to "What Standards Apply to the Trust's
      Investments?" below for more details.

      Additionally, the Trust can buy other money market instruments that the
Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The
      Trust can buy only those instruments that meet standards set by the
      Investment Company Act for money market funds and procedures adopted by the
      Board of Trustees. The Trust's Board of Trustees has adopted procedures to evaluate securities for the Trust's portfolio and the Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories
      (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  According to the standards, the Trust can invest without limit in U.S. government securities because of their limited investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of
      Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
      Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy. Some of the investment restrictions that are fundamental policies are listed in the Statement of Additional
      Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.  These techniques have risks.  The Statement of Additional
Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated
      periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7 (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under
      Rule 2a-7 (currently 397 days).

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose
      of them promptly at an acceptable price.   Restricted securities may have
      terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
      Difficulty in selling a security may result in a loss to the Trust or additional costs.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The
      Trust discloses its portfolio holdings in its Statement of Investment on Form
      N-Q, which is filed with the SEC no later than 60 days after the close of their first and third fiscal quarters.  These required filings are publicly available at the SEC.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's
      Statement of Additional Information.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Government Trust, Centennial Money
Market Trust and Centennial Tax-Exempt Trust.  Each is referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The
Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to certain policies established by the Trust's Board of Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its parent company and controlled affiliates managed more than $190 billion in assets as of September 30, 2005, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South
Tucson Way, Centennial, Colorado 80112.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the
      Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o     Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350%
      of net assets in excess of $2 billion. The Trust's management fees for its fiscal year ended June 30, 2005, were 0.44% of the Trust's average annual net assets.

o     Centennial Money Market Trust.  The annual management fee rates are: 0.500%
      of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million,
      0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion.  The
      Trust's management fees for its fiscal year ended June 30, 2005, were 0.33%
      of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million,
      0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the
      Trust's net assets is less than $1.5 billion, the annual fee payable to the
      Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fees for its fiscal year ended June
      30, 2005 were 0.42% of the Trust's average annual net assets.

A discussion of the matters considered by the Trusts' Independent Trustees, in approving the Trusts' investment advisory agreement, is included in the Trusts'
annual report to shareholders for the period ended June 30, 2005.

     Portfolio Managers.  The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trusts'
     portfolios.  The portfolio managers of Centennial Money Market Trust and
     Centennial Government Trust are Carol E. Wolf and Barry D. Weiss.  Ms. Wolf
     has had this responsibility since November 1988 for Centennial Government
     Trust and October 1990 for Centennial Money Market Trust and Mr. Weiss, since
     August 2001. Each is an officer of Centennial Money Market Trust and
     Centennial Government Trust.  Ms. Wolf is a Senior Vice President and Mr.
     Weiss is a Vice President of the Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager as Senior Credit Analyst in
     February, 2000, Mr. Weiss was an Associate Director, Fitch IBCA Inc. (April
     1998 - February 2000).  The portfolio manager of Centennial Tax Exempt Trust is John C. Bonnell (since May 2004).  Mr. Bonnell is a Vice President of the
     Manager and  of Centennial Tax Exempt Trust and an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he had been a portfolio manager of Strong Financial Corporation (1999-2004)

     The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor
(Centennial Asset Management Corporation) or the Sub-Distributor (OppenheimerFunds
Distributor, Inc.) receives the purchase order at its offices in Colorado, or after any agent appointed by the Sub-Distributor receives the order and sends it to the
Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each
      Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading
      (referred to in this Prospectus as a "regular business day"). All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of a
Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be
Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the
Trusts is traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional
Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.
      You can buy shares of a Trust through a broker/dealer that has a sales agreement with the Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption
      Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts' shares under these special purchase programs.  If you participate in an Automatic Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the
      Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an
      Automatic Purchase and Redemption Program, you can buy shares of a Trust through any broker/dealer that has a sales agreement with the Distributor or
      Sub-Distributor.  Your broker/dealer will place your order with the
      Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as
      "direct shareholders" in this Prospectus.

The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic
Purchase and Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.  These purchases will be made under the procedures described in "Guaranteed Payment Procedures" below.  Your Automatic Purchase and Redemption
Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and
Redemption Program to your broker/dealer, because the Trusts' Transfer Agent does not have access to information about your account under that Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trust's custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day. Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.  Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m.
      on a regular business day with the broker/dealer's guarantee that the Trusts'
      custodian bank will receive payment for those shares in Federal Funds by 4:00
      p.m. the next regular business day, the order will be effected at the net asset value determined at 4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a
Trust by completing a Centennial Funds new account application and sending it to the Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver,
Colorado 80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the
Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the selected Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.  Therefore, newly purchased shares normally will begin to accrue distributions after the Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check. Send your check, payable to "OppenheimerFunds Distributor, Inc.,"
      along with your application and other documents to the address listed above.
      For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S. bank and is not payable in U.S. dollars, the shares will not be purchased until the Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the
      Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.) or 303.768.3200 (from outside the U.S.) to notify the
      Sub-Distributor of the wire, and to receive further instructions.

Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the
Sub-Distributor receives the Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00 p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's
      Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan application and the Statement of Additional Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of a Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Trust. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. The Statement of
      Additional Information contains more information about these payments.  You should ask your dealer or financial intermediary for details about any such payments it receives, or any other fees or expenses it may charge in addition to the fees and expenses of the Fund.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money Market
      Trust or Centennial Government Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
   Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs,
   SIMPLE IRAs, and rollover IRAs.
o     SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you must redeem shares held in your Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the
Trusts or their Transfer Agent directly to redeem shares held in your Program
Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal Funds wire, as described below in
"Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal
Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent
      will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the Transfer Agent that includes:
   o  Your name.
   o  The Trust's name.
   o  Your account number (from your account statement).
   o  The dollar amount or number of shares to be redeemed.
   o  Any special payment instructions.
   o  Any share certificates for the shares you are selling.
   o  The signatures of all registered owners exactly as the account is registered.
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer Agent or its designated agent must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate or in certain retirement accounts by telephone.  To redeem shares through a service representative, call 1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to
      $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal
      Reserve wire system.  The minimum redemption you can have sent by wire is
      $2,500. There is a $10 fee for each request.  To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).  Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption
Program participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November 1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trust's custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.

   Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another
Centennial Trust or eligible fund.  However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic
Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust,
Centennial Government Trust, Centennial Tax Exempt Trust, Centennial California Tax
Exempt Trust and Centennial New York Tax Exempt Trust (referred to in this
Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a Trust for Class A shares of certain eligible funds listed in the
Statement of Additional Information.  Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.
For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the selected fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with signature guarantee.

   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully .

      For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging.
An exchange may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.
You may pay a sales charge when you exchange shares of a Trust. Because shares of the Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Send an Exchange Authorization Form, signed by all owners of the account to the Transfer Agent at the address on the back cover.  Exchanges of shares for which certificates have been issued, cannot be processed unless the Transfer Agent receives the certificates with the request.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares for which share certificates have been issued may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

ARE THERE LIMITATIONS ON FREQUESNT PURCHASES, REDEMPTIONS AND EXCHANGES?
Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of the Trusts' shares may interfere with the Manager's ability to manage the Trusts' investments efficiently, increase the Trusts' transaction and administrative costs and/or affect the Trusts'
performance, depending on various factors, such as the size of the Trusts, the nature of its investments, the amount of the Trusts assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trusts might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trusts'
brokerage or administrative expenses might be increased.

Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or
      "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.
      However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trusts and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer
      Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
      Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trusts may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
      send a written warning to direct shareholders who the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity.

o     Omnibus Accounts.  If you hold your shares of the Trusts through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply to you.

While the Trusts,  the Distributor,  the Manager and the Transfer Agent encourage financial  intermediaries  to apply the Trusts'  policies to their  customers who invest  indirectly  in the Trusts,  the  Transfer  Agent may not be able to apply this policy to accounts  such as (a)  accounts  held in omnibus  form in the name of a broker-dealer or other financial  institution,  or (b) omnibus accounts held in the name of a  retirement  plan or 529 plan trustee or  administrator,  or (c)
accounts  held in the name of an insurance  company for its separate  account(s), or (d) other  accounts  having  multiple  underlying  owners but  registered in a manner  such that the  underlying  beneficial  owners are not  identified  to the
Transfer Agent.

Therefore  the Transfer  Agent might not be able to detect  excessive  short term trading activity  facilitated by, or in accounts  maintained in, the "omnibus" or
"street name" accounts of a financial  intermediary.  However, the Transfer Agent will  attempt  to monitor  overall  purchase  and  redemption  activity  in those accounts to seek to identify  patterns that may suggest  excessive trading by the underlying  owners.  If  evidence  of  possible  excessive  trading  activity  is
observed  by  the  Transfer  Agent,  the  financial   intermediary  that  is  the
registered  owner  will be asked to review  account  activity,  and to confirm to the  Transfer  Agent and the  Trusts  that  appropriate  action has been taken to curtail any excessive  trading  activity.  However,  the Transfer Agent's ability to monitor  and deter  excessive  short-term  trading  in omnibus or street  name accounts  ultimately  depends on the capability and  cooperation of the financial intermediaries controlling those accounts.

The Trusts' Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Trusts held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trusts' books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers'
      accounts. "On-demand" exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the
      Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which the
      Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and it has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
      However, under unusual circumstances determined by the Securities and
      Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Customer Identification Program.  Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, employer identification number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or Employer
      Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Trusts' privacy policy to shareholders having the same last name and address on the Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the
      Transfer Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and
      Redemption Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your
Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and
      Centennial Government Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

The Trusts intend each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.  It qualified during its last fiscal year.  The Trusts, as regulated investment companies, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If the Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

Dividends and capital gains distributions may be subject to state or local taxes.
Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by Deloitte & Touche LLP, the Trust's independent registered public accounting firm, whose report, along with the Trust's financial statements, are included in the Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                         2005     2004      2003      2002     2001
---------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain      .01 1     -- 2     .01       .02      .05
---------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.01)      -- 2    (.01)     (.02)    (.05)
Distributions from net realized gain          --       --        --        -- 2     --
                                          ---------------------------------------------
Total dividends and/or distributions
to shareholders                             (.01)      -- 2    (.01)     (.02)    (.05)
---------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
                                          =============================================

---------------------------------------------------------------------------------------
TOTAL RETURN 3                              1.45%    0.48%     1.15%     1.92%    5.29%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $1,226   $1,428   $ 1,776   $ 1,548  $ 1,458
---------------------------------------------------------------------------------------
Average net assets (in millions)          $1,360   $1,628   $ 1,744   $ 1,585  $ 1,367
---------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                       1.41%    0.49%     1.14%     1.90%    5.13%
Total expenses                              0.73%    0.71%     0.70%     0.71%    0.73%
Expenses after payments and waivers and
reduction to custodian expenses              N/A 5   0.60%     0.38%     0.63%     N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Centennial Government Trust

The following additional information about the Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  This document includes additional information about the Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this
Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about the Trust's investments and performance is available in the Trust's Annual and Semi-Annual
Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Trust's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trust's privacy policy and other information about the Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet                          You can request these documents by
                                         e-mail or through the OppenheimerFunds
                                         website.  You may also read or
                                         download certain documents on the
                                         OppenheimerFunds website at:
                                         www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about the Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov.
Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Trust or to make any representations about the Trust other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of the Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-3391           Centennial Asset Management Corporation
PR0170.001.1005
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

      Graphic material included in Prospectus of Centennial Government Trust (the
"Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.26%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.86%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.84%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.43%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.71%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.54%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         1.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.67
--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Government Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated October 14, 2005

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 14, 2005.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
      Disclosure of Portfolio Holdings
How the Trust is Managed......................................................
     Organization and History.................................................
     Board of Trustees and Oversight Committees...............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Independent Registered Public Accounting Firm's Report........................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Industry Classifications.......................................B-1

------------------------------------------------------------------------------
ABOUT THE TRUST
------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust's objective is to seek a high level of current income consistent with preservation of capital and the maintenance of liquidity.
The Trust will not make investments with the objective of seeking capital growth.  However, the value of the securities held by the Trust may be affected by changes in general interest rates.  Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security would normally decline in value.  Conversely, if interest rates decrease after a security is purchased, its value would rise.  However, those fluctuations in value will not generally result in realized gains or losses to the Trust since the Trust does not usually intend to dispose of securities prior to their maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.

      The Trust may sell securities prior to their maturity, to attempt to take advantage of short-term market variations, or because of a revised credit evaluation of the issuer or other considerations. The Trust may also do so to generate cash to satisfy redemptions of Trust shares.  In such cases, the Trust may realize a capital gain or loss on the security.

Ratings of Securities - Portfolio Quality, Maturity and Diversification.
Under Rule 2a-7 of the Investment Company Act of 1940 ("Investment Company
Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.  Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

|X|   Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

      The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.
These criteria require a high quality short term or long-term rating
(depending on the security) from a rating organization.  Unrated securities the Trust may buy include asset backed securities and securities subject to
"demand features" or "guarantees."

      The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

|X|   Diversification.  The Trust cannot invest more than 5% of its total assets in securities issued by one issuer other than securities issued or guaranteed by the U.S. government.  The Trust also cannot invest more than 1%
of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the
"special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

      The Trust may buy a security subject to a demand feature or guarantee.
In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10%
of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

|X|   Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 (or any other applicable rule) which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

|X|   Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

      When the Trust buys municipal securities, it may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature purchased in conjunction with a Municipal Security enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The Trust's purchases of demand features are subject to the provisions of Rule 2a-7 under the Investment Company Act because the Trust uses the amortized cost method to value its portfolio securities.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

      |X|   U.S. Government Securities.  U.S. government securities are obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.  They include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal Housing
Administration, Farmers Home Administration, Export-Import Bank of the United
States, Small Business Administration, Government National Mortgage
Association, General Services Administration, Bank for Cooperatives, Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate
Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities issued or guaranteed by U.S. government agencies and instrumentalities are not always backed by the full faith and credit of the
United States.  Some, such as securities issued by the Federal National
Mortgage Association ("Fannie Mae"), are backed by the right of the agency or instrumentality to borrow from the Treasury.  Others, such as securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are
supported only by the credit of the instrumentality and not by the Treasury.
If the securities are not backed by the full faith and credit of the United
States, the purchaser must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the
United States if the issuing agency or instrumentality does not meet its commitment.  The Trust will invest in U.S. government securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal and that the security is an Eligible Security.

      |X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.
An "approved vendor" may be a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion, or a broker-dealer with a net capital of $50 million which has been designated a primary dealer in government securities. . They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  The Trust will not enter into a repurchase agreement that will cause more than 10% of its net assets to be subject to repurchase agreements maturing in more than seven days.

      Repurchase agreements are considered "loans" under the Investment
Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation.
Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.  However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

Other Investment Strategies

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

|X|   Loans of Portfolio Securities.  To attempt to increase its income, the
Trust may lend its portfolio securities to brokers, dealers and other financial institutions.  These loans are limited to not more than 25% of the value of the Trust's total assets and are subject to other conditions described below. The Trust will not enter into any securities lending agreements having a maturity of greater than the maximum time permitted under
Rule 2a-7. The Trust presently does not intend to lend its portfolio securities, but if it does the value of securities loaned will not exceed 5%
of the value of the Trust's total assets in the coming year. There are some risks in lending securities.  The Trust could experience a delay in receiving additional collateral to secure a loan, or a delay in recovering the loaned securities.

      The Trust may receive collateral for a loan. Any securities received as collateral for a loan must mature in twelve months or less.  Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S. government securities or other cash equivalents in which the
Trust is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter.  Such terms and the issuing bank must be satisfactory to the Trust.

      When it lends securities, the Trust receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan.  It may also receive negotiated loan fees and the interest on the collateral securities, less any finders', custodian, administrative or other fees the Trust pays in connection with the loan.  The Trust may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by its Board of
Trustees.

      The Trust will not lend its portfolio securities to any officer,
Trustee, employee or affiliate of the Trust or its Manager.  The terms of the
Trust's loans must meet certain tests under the Internal Revenue Code and permit the Trust to reacquire loaned securities on five business days notice or in time to vote on any important matter.

|X|   Bank Loan Participation Agreements.  The Fund may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot enter into repurchase agreements maturing in more than seven days or purchase securities which are restricted as to resale or for which market quotations are not readily available, if any such investment would cause more than 10% of the Trust's assets to be invested in such securities.

o     The Trust cannot borrow money in excess of 10% of the value of its total assets, and then only as a temporary measure for
            extraordinary or emergency purposes; provided that the Trust will not make any investment at a time during which such borrowing exceeds 5% of the value of its assets; no assets of the Trust may be pledged, mortgaged or assigned to secure a debt.

o     The Trust cannot make loans, except through (i) the purchase of debt securities listed in the Prospectus under "Investment Objective and Policies," (ii) the purchase of such debt securities subject to repurchase agreements, or (iii) loans of securities as
            described under "Other Investment Strategies - Loans of Portfolio
            Securities," in this Statement of Additional Information.

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or
            development programs.

o     The Trust cannot invest in real estate.

o     The Trust cannot purchase securities on margin or make short sales of securities.

o     The Trust cannot invest in or hold securities of any issuer if those officers and Trustees of the Trust or its advisor who
            beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer.

o     The Trust cannot underwrite securities of other companies.

o     The Trust cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
            arrangements are established, to cover the related obligations.

o     The Trust cannot invest in any debt instrument having a remaining maturity in excess of the maturity limitation in Rule 2a-7 of the
            Investment Company Act, as it may be amended from time to time, or any other applicable rule, unless it is a debt instrument that is (1) subject to a repurchase agreement, (2) called for
            redemption, or (3) purchased subject to a demand feature such that the security is due and payable within the remaining
            maturity limitation in Rule 2a-7.

o     The Trust cannot concentrate investment in any particular industry.
            Therefore the Trust will not purchase the securities of issuers in any one industry if as a result of that purchase 25% or more of the value of the Trust's total assets would consist of
            securities of issuers in that industry.  The Trust's investments in U.S. government securities and bank obligations located in the
            United States (other than obligations of foreign branches of domestic banks and obligations issued or guaranteed by foreign banks) are not subject to this limitation.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or trustees of the Manager, Distributor,
Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Trust's portfolio holdings are made publicly available no later than 60 days after the close of each of the Trust's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the Securities and Exchange Commission (the "SEC").

Until publicly disclosed the Trust's portfolio holdings are proprietary, confidential business information.  While recognizing the importance of providing the Trust's shareholders with information about their Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit, or accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings.  The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Trust's Board, or as an employee, officer and/or director of the Manager, Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Sub-Distributor, Distributor and
            Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Trust's certified public accountants and independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the
    Trust. Any third party receiving such information must first sign the
    Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:
o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by  the Trust are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on the
    Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Trust may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Trust shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio. In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Trust and the Manager,
Sub-Distributor, Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Sub-Distributor, Distributor, Transfer Agent,
and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedure.

The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1981, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are freely transferable.  Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of shareholders.  There are no preemptive or conversion rights and shares participate equally in the assets of the Trust upon liquidation.

|X|   Meetings of Shareholders.  As a Massachusetts  business trust, the Trust is not required to hold, and does not plan to hold,  regular  annual  meetings of shareholders,  but may do so from time to time on important matters or when required  to do so by the  Investment  Company  Act or other  applicable  law.
Shareholders  have  the  right,  upon a vote  or  declaration  in  writing  of two-thirds  of the  outstanding  shares of the Trust to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability for the Trust's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the Trust's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee. The members of the Audit Committee are Edward L.
Cameron (Chairman), George C. Bowen, Robert J. Malone and F. William
Marshall, Jr. The Audit Committee held 7 meetings during the Trust's fiscal year ended June 30, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors").
Other main functions of the Audit Committee, outlined in the Audit Committee
Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the
Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Trust's independent Auditors and the Trustees who are not "interested persons" under the Investment Company Act (the
"Independent Trustees"); (v) reviewing the independence of the Trust's independent Auditors; (vi) pre-approving the provision of any audit and non-audit services by the Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust;
and (vii) reviewing certain reports from and meeting periodically with the
Trust's Chief Compliance Officer.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Richard F. Grabish, Sam Freedman and Beverly L. Hamilton. The
Review Committee held 6 meetings during the Trust's fiscal year ended June
30, 2005. Among other duties, as set forth in the Review Committee's Charter, the Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager. The
Review Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the
Investment Company Act and other applicable law.
The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are, Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr. The Governance
Committee held 5 meetings during the Trust's fiscal year ended June 30, 2005.
The Governance Committee has adopted a charter setting forth its duties and responsibilities. Among other duties, the Governance Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's Codes of Ethics and the nomination of Trustees, including Independent Trustees. The
Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance
Committee's consideration by mailing such information to the Governance
Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees. The
Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and independent Trustees it will recommend to the
Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address above.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees are "Independent Trustees," under the Investment Company
Act. Mr. Grabish is an "Interested Trustee," by virtue of his positions  with
A.G. Edwards & Sons, Inc. Mr. Grabish serves as a Trustee for the following funds only: Centennial Government Trust, Centennial California Tax Exempt,
Centennial Money Market Trust, Centennial New York Tax Exempt Trust,
Centennial Tax Exempt Trust.  All of the Trustees are also trustees or directors of the following Oppenheimer/Centennial funds (referred to as
"Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust II
                                           Oppenheimer   Principal   Protected

Oppenheimer Capital Income Fund            Trust III
Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund

                                           Oppenheimer  Senior  Floating  Rate
Oppenheimer Equity Fund, Inc.              Fund

Oppenheimer High Yield Fund                Oppenheimer Strategic Income Fund
Oppenheimer Integrity Funds                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund

                                           Centennial  California  Tax  Exempt
Oppenheimer Main Street Funds, Inc.        Trust
Oppenheimer Main Street Opportunity Fund   Centennial Government Trust
Oppenheimer Main Street Small Cap Fund     Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Municipal Fund                 Trust
Oppenheimer Principal Protected Trust      Centennial Tax Exempt Trust

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Trust and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Gillespie, Murphy, Petersen, Vandehey, Vottiero, Weiss, Wixted
and Zack and Mss. Bloomberg, Ives and Wolf who are officers of the Trust, hold the same offices with one or more of the other Board II Funds. As of
September 30, 2005 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust.  The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager, Distributor or the
Sub-Distributor, or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or the
Sub-Distributor of the Board II Funds.

      Biographical Information. The Trustees and officers, their positions with the Trust, length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee
serves for an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s)    Principal Occupation(s) During the      Dollar      Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         any of the
                     Past 5 Years; Other                     Range of    Oppenheimer/Centennial
                     Trusteeships/Directorships Held by      Shares      Funds
with the Trust       Trustee; Number of Portfolios in the    BeneficiallyOverseen
Length of Service,   Fund Complex Currently Overseen by      Owned in    by the
Age                  Trustee                                 the Trust   Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.           Chairman of the following private       None        Over
Armstrong,           mortgage banking companies: Cherry
Chairman of the      Creek Mortgage Company (since 1991),
Board of Trustees    Centennial State Mortgage Company
since 2003, Trustee  (since 1994), and The El Paso Mortgage
since 2000           Company (since 1993); Chairman of the
Age: 68              following private companies:

                     Ambassador Media Corporation (since
                     1984) and Broadway Ventures (since
                     1984); Director of the following:
                     Helmerich & Payne, Inc. (oil and gas
                     drilling/production company) (since
                     1992), Campus Crusade for Christ

                     (since 1991) and The Lynde and Harry
                     Bradley Foundation, Inc. (non-profit
                     organization) (since 2002); former

                     Chairman of the following: Transland

                     Financial Services, Inc. (private
                     mortgage banking company) (1997-2003),
                     Great Frontier Insurance (insurance
                     agency) (1995-2000), Frontier Real
                     Estate, Inc. (residential real estate
                     brokerage) (1994-2000) and Frontier
                     Title (title insurance agency)
                     (1995-2000); former Director of the

                     following: UNUMProvident (insurance                 $100,000
                     company) (1991-2004), Storage
                     Technology Corporation (computer
                     equipment company) (1991-2003) and
                     International Family Entertainment
                     (television channel) (1992-1997); U.S.
                     Senator (January 1979-January 1991).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,      Director and President of A.G. Edwards  N
Trustee since 1990   Capital, Inc. (General Partner of
Age: 74              private equity funds) (until February
                     2001); Chairman, President and Chief
                     Executive Officer of A.G. Edwards
                     Capital, Inc. (until March 2000);
                     Director of A.G. Edwards & Sons, Inc.
                     (brokerage company) (until 2000) and
                     A.G. Edwards Trust Company (investment

                     adviser) (until 2000); Vice Chairman     one        Over
                     and Director of A.G. Edwards, Inc.                  $100,000
                     (until March 1999); Vice Chairman of
                     A.G. Edwards & Sons, Inc. (until March
                     1999); Chairman of A.G. Edwards Trust
                     Company (until March 1999) and A.G.E.
                     Asset Management (investment adviser)
                     (until March 1999). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,

Trustee since 1998   Assistant Secretary and Director of     N
Age: 69              the Manager (December 1991-April

                     1999); President, Treasurer and
                     Director of Centennial Capital
                     Corporation (June 1989-April 1999);
                     Chief Executive Officer and Director

                     of MultiSource Services, Inc. (March
                     1996-April 1999); Mr. Bowen held         one        Over
                     several positions with                              $100,000
                     OppenheimerFunds, Inc. and with
                     subsidiary or affiliated companies of
                     OppenheimerFunds, Inc. (September
                     1987-April 1999). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L. Cameron,   Member of The Life Guard of Mount       N
Trustee since 2000   Vernon (George Washington historical
Age: 67              site) (since June 2000); Director of

                     Genetic ID, Inc. (biotech company)
                     (March 2001-May 2002); Partner at
                     PricewaterhouseCoopers LLP (accounting              Over
                     firm) (July 1974-June 1999); Chairman    one        $100,000
                     of Price Waterhouse LLP Global
                     Investment Management Industry
                     Services Group (July 1994-June 1998).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Jon S. Fossel,       Director of UNUMProvident (insurance    N
Trustee since 1990   company) (since June 2002); Director
Age: 63              of Northwestern Energy Corp. (public
                     utility corporation) (since November
                     2004); Director of P.R.
                     Pharmaceuticals (October 1999-October
                     2003); Director of Rocky Mountain Elk
                     Foundation (non-profit organization)
                     (February 1998-February 2003);
                     Chairman and Director (until October
                     1996) and President and Chief
                     Executive Officer (until October 1995)              Over
                     of OppenheimerFunds, Inc.; President,    one        $100,000
                     Chief Executive Officer and Director
                     of the following: Oppenheimer
                     Acquisition Corp. ("OAC") (parent
                     holding company of OppenheimerFunds,
                     Inc.), Shareholders Services, Inc. and
                     Shareholder Financial Services, Inc.
                     (until October 1995). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,
Trustee since 1996   Director of Colorado Uplift             N
Age: 64              (charitable organization) (since
                     September 1984). Mr. Freedman held
                     several positions with
                     OppenheimerFunds, Inc. and with          one        Over
                     subsidiary or affiliated companies of               $100,000
                     OppenheimerFunds, Inc. (until October
                     1994). Oversees 38 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L. Hamilton, Trustee of Monterey Institute for       N
Trustee since 2002   International Studies (educational
Age: 58              organization) (since February 2000);
                     Director of The California Endowment
                     (philanthropic organization) (since
                     April 2002); Director of Community
                     Hospital of Monterey Peninsula (since

                     February 2002); Director of American
                     Funds' Emerging Markets Growth Fund,
                     Inc. (mutual fund) (since October

                     1991); President of ARCO Investment
                     Management Company (February

                     1991-April 2000); Member of the
                     investment committees of The
                     Rockefeller Foundation and The           one        Over
                     University of Michigan; Advisor at                  $100,000
                     Credit Suisse First Boston's Sprout
                     venture capital unit (venture capital
                     fund) (1994-January 2005); Trustee of
                     MassMutual Institutional Funds
                     (investment company) (1996-June 2004);
                     Trustee of MML Series Investment Fund
                     (investment company) (April 1989-June
                     2004); Member of the investment
                     committee of Hartford Hospital
                     (2000-2003); and Advisor to Unilever
                     (Holland) pension fund (2000-2003).

                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,    Director of Jones International         N
Trustee since 2002   University (educational organization)
Age: 61              (since August 2005); Chairman, Chief

                     Executive Officer and Director of

                     Steele Street State Bank (commercial
                     banking) (since August 2003); Director
                     of Colorado UpLIFT (charitable
                     organization) (since 1986); Trustee of
                     the Gallagher Family Foundation
                     (non-profit organization) (since
                     2000); Former Chairman of U.S.                      Over
                     Bank-Colorado (subsidiary of U.S.        one        $100,000
                     Bancorp and formerly Colorado National
                     Bank) (July 1996-April 1999); Director
                     of Commercial Assets, Inc. (real
                     estate investment trust) (1993-2000);
                     Director of Jones Knowledge, Inc.
                     (2001-July 2004); and Director of U.S.

                     Exploration, Inc. (oil and gas

                     exploration) (1997-February 2004).
                     Oversees 38 portfolios in the
                     OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William           Trustee of MassMutual Select Funds      N
Marshall, Jr.,       (formerly MassMutual Institutional
Trustee since 2000   Funds) (investment company) (since
Age: 63              1996) and MML Series Investment Fund

                     (investment company) (since 1996), the
                     Springfield Library and Museum
                     Association (museums) (since 1995) and
                     the Community Music School of
                     Springfield (music school) (since
                     1996); Chairman and Trustee (since
                     2003) and Chairman of the Investment
                     Committee (since 1994) of the
                     Worcester Polytech Institute (private

                     university); President and Treasurer     one        Over
                     of the SIS Funds (private charitable                $100,000
                     fund) (since January 1999); Chairman
                     of SIS & Family Bank, F.S.B. (formerly
                     SIS Bank) (commercial bank) (January
                     1999-July 1999); Member of the
                     Investment Committee of the Community
                     Foundation of Western Massachusetts
                     (1998-2003); and Executive Vice
                     President of Peoples Heritage
                     Financial Group, Inc. (commercial
                     bank) (January 1999-July 1999).

                     Oversees 40 portfolios in the
                     OppenheimerFunds complex.*
-------------------------------------------------------------------------------------

*    Includes two open-end investment companies: MassMutual Select Funds and
MML Series Investment Fund. In accordance with the instructions for Form
N-1A, for purposes of this section only, MassMutual Select Funds and MML
Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund to be
part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.
-------------------------------------------------------------------------------------

  Interested
    Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s)    Principal Occupation(s) During the      Dollar      Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         any of the
                     Past 5 Years; Other                     Range of    Oppenheimer
Held with the        Trusteeships/Directorships Held by      Shares      /Centennial
Trust, Length of     Trustee; Number of Portfolios in the    BeneficiallyFunds
Service,             Fund Complex Currently Overseen by      Owned in    Overseen
Age                  Trustee                                 the Trust   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Richard F. Grabish,  Senior Vice President and Assistant     Non$1-$10,00Over
Trustee since 2001   Director of Sales and Marketing (since              $100,000
Age: 57              March 1997), Director (since March

                     1987) and Manager of Private Client
                     Services (since June 1985) of A.G.
                     Edwards & Sons, Inc. (broker/dealer
                     and investment firm); Chairman and
                     Chief Executive Officer of A.G.
                     Edwards Trust Company (since March
                     2001); President and Vice Chairman of
                     A.G. Edwards Trust Company (investment
                     adviser) (April 1987-March 2001).
                     Oversees 5 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves as a Trustee for an indefinite term, and as an officer for an annual term, until his resignation, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s)    Principal Occupation(s) During the      Dollar      Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                                         any of the
                                                                         Oppenheimer
                     Past 5 Years; Other                     Range of    /Centennial
Held with the        Trusteeships/Directorships Held by      Shares      Funds
Trust, Length of     Trustee; Number of Portfolios in the    BeneficiallyOverseen
Service,             Fund Complex Currently Overseen by      Owned in    by the
Age                  Trustee                                 the Trust   Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,      Chairman, Chief Executive Officer and   None        Over
President and        Director (since June 2001) and
Trustee since 2001   President (since September 2000) of
Age: 56              OppenheimerFunds, Inc.; President and
                     Director or Trustee of other
                     Oppenheimer funds; President and
                     Director of OAC and of Oppenheimer
                     Partnership Holdings, Inc. (holding
                     company subsidiary of
                     OppenheimerFunds, Inc.) (since July
                     2001); Director of OppenheimerFunds
                     Distributor, Inc. (subsidiary of
                     OppenheimerFunds, Inc.) (since
                     November 2001); Chairman and Director
                     of Shareholder Services, Inc. and of
                     Shareholder Financial Services, Inc.
                     (transfer agent subsidiaries of
                     OppenheimerFunds, Inc.) (since July
                     2001); President and Director of
                     OppenheimerFunds Legacy Program
                     (charitable trust program established
                     by OppenheimerFunds, Inc.) (since July
                     2001); Director of the following
                     investment advisory subsidiaries of
                     OppenheimerFunds, Inc.: the Manager,
                     OFI Institutional Asset Management,
                     Inc., Trinity Investment Management
                     Corporation and Tremont Capital
                     Management, Inc. (since November
                     2001), HarbourView Asset Management
                     Corporation and OFI Private
                     Investments, Inc. (since July 2001);
                     President (since November 2001) and
                     Director (since July 2001) of
                     Oppenheimer Real Asset Management,
                     Inc.; Executive Vice President of
                     Massachusetts Mutual Life Insurance
                     Company (OAC's parent company) (since
                     February 1997); Director of DLB
                     Acquisition Corporation (holding
                     company parent of Babson Capital
                     Management LLC) (since June 1995);
                     Member of the Investment Company
                     Institute's Board of Governors (since
                     October 3, 2003); Chief Operating
                     Officer of OppenheimerFunds, Inc.
                     (September 2000-June 2001); President
                     and Trustee of MML Series Investment
                     Fund and MassMutual Select Funds
                     (open-end investment companies)                     $100,000
                     (November 1999-November 2001);
                     Director of C.M. Life Insurance
                     Company (September 1999-August 2000);
                     President, Chief Executive Officer and
                     Director of MML Bay State Life
                     Insurance Company (September
                     1999-August 2000); Director of Emerald
                     Isle Bancorp and Hibernia Savings Bank
                     (wholly-owned subsidiary of Emerald
                     Isle Bancorp) (June 1989-June 1998).
                     Oversees 77 portfolios as a Trustee or
                     Director and 10 additional portfolios
                     as an officer in the OppenheimerFunds
                     complex.

-------------------------------------------------------------------------------------

     The addresses of the officers in the chart below is as follows: Messrs.
Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, NY 10281-1008, for Messrs. Petersen, Vandehey,
Vottiero, Weiss and Wixted and Mses., Ives and Wolf, 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each officer serves for an indefinite term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------

                          Other Officers of the Trust

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Name, Position(s) Held  Principal Occupation(s) During Past 5 Years
with theTrust, Length
of Service, Age

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Barry D. Weiss, Vice President   Vice President of OppenheimerFunds, Inc. (since
and Portfolio Manager since 2001 July 200) and HarborView Asset Management
Age:  41                         Corporation (since June 2003); an officer of 6
                                 portfolios in the OppenheimerFunds complex;
                                 Formerly Assistant Vice President and Senior
                                 Credit Analyst of the Manager (February 2000-June
                                 2001).  Prior to joining the Manager in February
                                 2000, he was Associate Director, Structured
                                 Finance, Fitch IBCA Inc. (April 1998-February
                                 2000).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Carol E. Wolf, Senior Vice       Senior Vice President of OppenheimerFunds, Inc.
President and Portfolio Manager  (since June 2000) of OppenheimerFunds, Inc. and
since 1990                       Harborview  Asset Management Corporation; an
Age:  53                         officer of 6 portfolios in the OppenheimerFunds
                                 complex; formerly Vice President of
                                 OppenheimerFunds, Inc. (June 1990 - June 2000).

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer of
Vice President and      Oppenheim
Chief Compliance        President
Officer since 2004      Inc., anderFunds, Inc. (since March 2004); Vice
Age: 55                 Vice Pres of the Manager, OppenheimerFunds Distributor,
                        Oppenheim Shareholder Services, Inc. (since June 1983);
                        of 87 porident and Director of Internal Audit of
                                 erFunds, Inc. (1997-February 2004). An officer
                                 tfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice President and Treasurer of
Treasurer since 1999    OppenheimerFunds, Inc. (since March 1999); Treasurer of
Age: 45                 the following: Shareholder Services, Inc., HarbourView
                        Asset Management Corporation, Shareholder Financial
                        Services, Inc., Oppenheimer Real Asset Management
                        Corporation, and Oppenheimer Partnership Holdings, Inc.
                        (since March 1999), OFI Private Investments, Inc.
                        (since March 2000), OppenheimerFunds International Ltd.
                        and OppenheimerFunds plc (since May 2000), OFI
                        Institutional Asset Management, Inc. (since November
                        2000), and OppenheimerFunds Legacy Program (since June
                        2003); Treasurer and Chief Financial Officer of OFI
                        Trust Company (trust company subsidiary of
                        OppenheimerFunds, Inc.) (since May 2000); Assistant
                        Treasurer of OAC (since March 1999); and Assistant
                        Treasurer of the Manager and Distributor (March
                        1999-October 2003) and OppenheimerFunds Legacy Program
                        (April 2000-June 2003); Principal and Chief Operating
                        Officer of Bankers Trust Company-Mutual Fund Services
                        Division (March 1995-March 1999). An officer of 87
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,         Assistant
Assistant Treasurer     (since Au Vice President of OppenheimerFunds, Inc.
since 2004              Accountingust 2002); Manager/Financial Product
Age: 35                 1998-Julyg of OppenheimerFunds, Inc. (November
                        Oppenheim 2002). An officer of 87 portfolios in the
                                 erFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip F. Vottiero,     Vice Pres
Assistant Treasurer     1999); Chident of OppenheimerFunds, Inc. (since July
since 2002              (April 19ief Financial Officer of Sovlink Corporation
Age: 42                 the Oppen96-June 1999). An officer of 87 portfolios in

                                 heimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive
Secretary since 2001    General C Vice President (since January 2004) and
Age: 57                 Inc.; Genounsel (since March 2002) of OppenheimerFunds,
                        (since Deeral Counsel of the Manager and Distributor
                        Oppenheimcember 2001); General Counsel and Director of
                        2001); SeerFunds Distributor, Inc. (since December
                        Director nior Vice President, General Counsel and
                        Services,of the Transfer Agent, Shareholder Financial
                        Trust Com Inc., OFI Private Investments, Inc. and OFI
                        Presidentpany (since November 2001); Senior Vice
                        Managemen and General Counsel of HarbourView Asset
                        and Genert Corporation (since December 2001); Secretary
                        Assistantal Counsel of OAC (since November 2001);
                        (since No Secretary (since September 1997) and Director
                        Ltd. and vember 2001) of OppenheimerFunds International
                        Director OppenheimerFunds plc; Vice President and
                        (since Deof Oppenheimer Partnership Holdings, Inc.
                        Asset Mancember 2002); Director of Oppenheimer Real
                        Presidentagement, Inc. (since November 2001); Vice
                        June 2003 of OppenheimerFunds Legacy Program (since
                        of OFI In); Senior Vice President and General Counsel
                        November stitutional Asset Management, Inc. (since
                        Limited (2001); Director of OppenheimerFunds (Asia)
                        (May 1985since December 2003); Senior Vice President
                        (November-December 2003), Acting General Counsel
                        Counsel ( 2001-February 2002) and Associate General
                        Inc.; AssMay 1981-October 2001) of OppenheimerFunds,
                        Transfer istant Secretary of the following: the
                        FinancialAgent (May 1985-November 2001), Shareholder
                        and Oppen Services, Inc. (November 1989-November 2001),
                        1997-NoveheimerFunds International Ltd. (September
                        Oppenheimmber 2001). An officer of 87 portfolios in the
                                 erFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice Pres
Assistant Secretary     Oppenheim
since 2004              Presidentident and Associate Counsel of
Age: 37                 Counsel (erFunds, Inc. (since May 2004); First Vice
                        President (April 2001-April 2004), Associate General
                        Counsel (December 2000-April 2004), Corporate Vice
                        Services  (May 1999-April 2001) and Assistant General
                        officer oMay 1999-December 2000) of UBS Financial
                        complex. Inc. (formerly, PaineWebber Incorporated). An
                                 f 87 portfolios in the OppenheimerFunds

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice Pres
Assistant Secretary     Assistantident (since June 1998) and Senior Counsel and
since 2001              Oppenheim Secretary (since October 2003) of
Age: 39                 AssistanterFunds, Inc.; Vice President (since 1999) and
                        Distribut Secretary (since October 2003) of the
                        October 2or; Assistant Secretary of the Manager (since
                        of Shareh003); Vice President and Assistant Secretary
                        Secretaryolder Services, Inc. (since 1999); Assistant
                        Sharehold of OppenheimerFunds Legacy Program and
                        2001); Aser Financial Services, Inc. (since December
                        1994-Octosistant Counsel of the Manager (August
                        Oppenheimber 2003). An officer of 87 portfolios in the

                                 erFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior Vi
Assistant Secretary     Oppenheimce President and Deputy General Counsel of
since 2004              Vice PreserFunds, Inc. (since September 2004); First
Age: 41                 (2000-Sepident (2000-September 2004), Director
                        Merrill Ltember 2004) and Vice President (1998-2000) of
                        portfolioynch Investment Management. An officer of 87

                                 s in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

                                               Aggregate Compensation                  Total Compensation From Trust and Fund Complex Paid to Trustee/Director(2)

Remuneration of Trustees. The
Trustees of the Trust who are
affiliated with the Manager
receive no salary or fee from
the Trust. The Independent
Trustees received the
compensation shown below from
the Trust for serving as a
Trustee and member of a
committee (if applicable), with
respect to the Trust's fiscal
year ended June 30, 2005. The
total compensation, including
accrued retirement benefits,
from the Trust and fund complex
represents compensation
received for serving as a
Trustee and member of a
committee (if applicable) of
the boards of the Trust and
other funds in the
OppenheimerFunds complex during
the calendar year ended
December 31, 2004.
                                                  From Trust ((1))

Trustee     Name    and    Other
Position(s) (as applicable)
-------------------------------------------------------------------------------------
------------------------------------------------------------------------------

 William L. Armstrong                    $1,481               $178,000

  Chairman   of  the   Board   of
Trustees      and      Governance
Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert G. Avis                            $986                $118,500

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George C. Bowen                           $986                $118,500

  Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Edward L. Cameron                        $1,131               $136,000

 Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Jon S. Fossel                            $1,131               $136,000

  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Sam Freedman                              $986                $118,500

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard Grabish((3))                      $983                 $11,938

  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Beverly L. Hamilton                     $991((4))           $152,355((5))

   Review Committee Member and
Governance Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Robert J. Malone                       $1,113((6))            $121,726

   Governance Committee Chairman
and Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.(4)

   Audit Committee Member and             $986              $167,500((7))
Governance Committee Member

------------------------------------------------------------------------------

1.    "Aggregate Compensation From the Trust includes fees and deferred compensation, if any.
2.    In accordance with SEC regulations, for purposes of this section only,
   "Fund Complex" includes the Oppenheimer funds, the MassMutual Select Funds and the MML Series Investment Fund, the investment adviser for which is the indirect parent company of the Trust's Manager. Manager. also serves as the Sub-Advisor to the following: MassMutual Premier International
   Equity Fund, MassMutual Premier Main Street Fund, MassMutual Premier
   Strategic Income Fund, MassMutual Premier Capital Appreciation Fund, and
   MassMutual Premier Global Fund. The Manager does not consider MassMutual
   Select Funds and MML Series Investment Fund to be part of the
   OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.
3.    Mr. Grabish serves as a Trustee for only  the following funds:
   Centennial California Tax Exempt Trust, Centennial Government Trust,
   Centennial Money Market Trust, Centennial New York Tax Exempt Trust and
   Centennial Tax Exempt Trust.Includes $991 deferred by Ms. Hamilton under the "Deferred Compensation Plan" described below.
4.    Includes $991 deferred by Ms. Hamilton under the "Deferred Compensation
   Plan" described below.
5.    Includes $36,654 deferred by Ms. Hamilton under a deferred compensation plan for serving as a Trustee for MassMutual Series Funds and MML Series
   Investment Fund (until June 30, 2004).
6.    Includes $1,113 deferred by Mr. Malone under the "Deferred Compensation
   Plan" described below.
7.    Includes $49,000 compensation paid to Mr. Marshall for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee.  The amount paid to the Trustee under this plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees fees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  This plan will not obligate the Trust to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and Exchange Commission, the Trust may invest in the funds selected by any Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of September 30, 2005 the
only person who owned of record or was known by the Trust to own beneficially
5% or more of the Trust's outstanding shares was A.G. Edwards & Sons, Inc., 1
North Jefferson Avenue, St. Louis, Missouri 63103, which owned
1,093,942,101.270 shares of the Trust which was 92.23% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.  A.G. Edwards,
Inc. is a minority owner of Oppenheimer Acquisition Corporation, the parent company of the Manager, Distributor, and the Transfer Agent.

The Manager.  The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus.  The management fees paid by the
Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                 $7,414,061
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2004                                 $7,022,839
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2005                                 $6,029,326
---------------------------------------------------------------------------------

      Prior to the Shareholder vote held on September 19, 2003, the investment advisory agreement required the Manager to reimburse the Trust to the extent that the Trust's total expenses (including the management fee but excluding interest, taxes, brokerage commissions, and extraordinary expenses such as litigation costs) exceed in any fiscal year the lesser of: (i) 1.5%
of average annual net assets of the Trust up to $30 million plus 1% of the average annual net assets in excess of $30 million or; (ii) 25% of the total annual investment income of the Trust. For the 2003 and 2004 fiscal years the
Manager reimbursed $5,495,103 and $1,698,577 and  to the Trust, respectively.

    The investment advisory agreement provides that the Manager shall not be liable for any loss sustained by reason of the adoption of an investment policy or the purchase, sale or retention of any security on its recommendation, whether or not such recommendation shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such recommendation shall have been made and such other individual, firm or corporation shall have been selected with due care and in good faith, provided that nothing in the agreement shall be construed to protect the Manager against any liability to the Trust or  its shareholders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the agreement.

|X|   The Distributor. Under its General Distributor's Agreement with the
Trust, Centennial Asset Management Corporation acts as the Trust's principal underwriter and Distributor in the continuous public offering of the Trust's shares.  The Distributor is not obligated to sell a specific number of shares.  The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. For other distribution expenses paid by the Trust, see the section entitled "Service Plan" below.
The Trust's Sub-Distributor is OppenheimerFunds Distributor, Inc.

     Portfolio Managers. The Trust's portfolio is managed by Barry D. Weiss and Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the
     Trust's investments.

    Other Accounts Managed.  In addition to managing the Trust's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio Manager as of June 30, 2005. No account has a performance-based advisory fee:

     Portfolio                 Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
     Manager          Managed   Managed*   Managed   Managed*   ManagedManaged*
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

                         4                  None                 ____
      Barry D. Weiss                                         $0
                                 $23,396.9                              $__

     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------

      Carol E. Wolf      4                  None             $0   5
                                 $23,396.9                              $.4473

       *  In millions.

     As indicated above, the Portfolio Manager also manages other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Trust.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the Manager could have an incentive to favor the other fund or account.  However, the Manager's compliance procedures and
     Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

     Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
      is employed and compensated by the Manager, not the Trust. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2005 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Trust is Lipper
      - U.S. Government Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development.
      The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Trust, described above.

             Ownership of Fund Shares.  As of June 30, 2005 each
      Portfolio Manager beneficially owned shares of the Fund as follows:

            ----------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Trust
            ----------------------------------------------------------
            ----------------------------------------------------------

            Barry D. Weiss                            None

            ----------------------------------------------------------
            ----------------------------------------------------------

            Carol E. Wolf                             None

            ----------------------------------------------------------

Portfolio Transactions.  Portfolio decisions are based upon recommendations and judgment of the Manager subject to the overall authority of the Board of
Trustees.  Most purchases made by the Trust are principal transactions at net prices, so the Trust incurs little or no brokerage costs. The Trust deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the
Manager determines that a better price or execution may be obtained by using the services of a broker.  Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

      The Trust seeks to obtain prompt execution of orders at the most favorable net price.  If broker/dealers are used for portfolio transactions, transactions may be directed to broker/dealers for their execution and research services.  The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates.  Investment research received for the commissions of those other accounts may be useful both to the Trust and one or more of such other accounts.  Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.  It may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services.  If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Trust's portfolio or being considered for purchase.  No portfolio transactions will be handled by any securities dealer affiliated with the Manager.

      The Trust may experience high portfolio turnover that may increase the
Trust's transaction costs.  However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Trust.

Service Plan

The Trust has adopted a Service Plan for the shares.  The plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

      Under the plan, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Trust, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Trust's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

    Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Trust, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Trust for employees of the intermediaries or for hosting client seminars or meetings at which the Trust is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless the plan is terminated as described below, the plan continues in effect from year to year but only if the Trust's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan.  The plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of the Trust.

      The Board of Trustees and the Independent Trustees must approve all material amendments to the plan.  An amendment to increase materially the amount of payments to be made under the plan must be approved by shareholders of the class affected by the amendment.  The approval must be by a majority of the shares.

      While the plan is in effect, the Treasurer of the Trust shall provide separate written reports on the plan to the Board of Trustees at least quarterly for its review.  The reports shall detail the amount of all payments made under the plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent
Trustees.

      The plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Trust shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plan.

      |X|   Service Plan Fees.  Under the service plan, the Distributor currently uses the fees it receives from the Trust to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares.  The services include, among others, answering customer inquiries about the Trust, assisting in establishing and maintaining accounts in the Trust, making the Trust's investment plans available and providing other services at the request of the Trust or the Distributor. The service plan permits reimbursements to the Distributor at a rate of up to
0.20% of average annual net assets of the shares.  The Distributor makes payments to plan recipients quarterly or monthly depending on asset size at an annual rate not to exceed 0.20% of the average annual net assets consisting of shares held in the accounts of the recipients or their customers.

      For the fiscal year ended June 30, 2005 payments under the plan totaled
$2,714,972, all of which was paid by the Distributor to recipients.  The
Distributor retained $0 and the remaining balance was paid out by the
Distributor to recipients, which included $153,658 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to the shares in any fiscal quarter cannot be recovered in subsequent quarters.  The Distributor may not use payments received under the plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

    For the fiscal year ended June 30, 2005, the Manager paid, in the aggregate, $4,110,235 in fees out of its own resources for distribution assistance to A.G. Edwards & Sons, Inc.  Those distribution assistance payments were paid based on annual rates applied to the average net asset value during the calendar quarter of qualified assets of the Centennial funds.

Performance of the Trust

Explanation of Performance Terminology.  The Trust uses a variety of terms to illustrate its performance. These terms include "yield," "compounded effective yield" and "average annual total return."  An explanation of how yields and total returns are calculated is set forth below.  The charts below show the Trust's performance as of the Trust's most recent fiscal year end.
You can obtain current performance information by calling the Trust's
Transfer Agent at 1.800.525.9310.

      The Trust's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission.  Those rules describe the types of performance data that may be used and how it is to be calculated.  If the Trust shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Trust's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Trust's performance information as a basis for comparisons with other investments:

o     Yields and total returns measure the performance of a hypothetical account in the Trust over various periods and do not show the performance of each shareholder's account. Your account's
         performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.
o     An investment in the Trust is not insured by the FDIC or any other government agency.
o     The Trust's yield is not fixed or guaranteed and will fluctuate.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

|X|   Yields.  The Trust's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period.  The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared.  Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The yield as calculated above may vary for accounts less than approximately $100 in value due to the effect of rounding off each daily dividend to the nearest full cent.  The calculation of yield under either procedure described above does not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

|X|   Total Return Information.  There are different types of "total returns"
to measure the Trust's performance. Total return is the change in value of a hypothetical investment in the Trust over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period.  The cumulative total return measures the change in value over the entire period (for example, ten years).  An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However, average annual total returns do not show actual year-by-year performance.  The Trust uses standardized calculations for its total returns as prescribed by the SEC.  The methodology is discussed below.

o     Average Annual Total Return.  The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
                                     [OBJECT OMITTED]
------------------------------------------------------------------------------

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

---------------------------------------------------------------------------------
     Yield         Compounded       Average Annual Total Returns (at 6/30/05)
 (7 days ended   Effective Yield
    6/30/05)      (7 days ended
                    6/30/05)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     2.38%            2.41%           1.45%           2.05%           3.43%
---------------------------------------------------------------------------------

      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

      From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

ABOUT YOUR ACCOUNT

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange (the
"NYSE") is open, at 12:00 Noon and at 4:00 p.m., on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time."  The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Fund will provide you with notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Distributions From Retirement Plans Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information.  The request must

(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Trust's other redemption requirements.

      Participants (other than self-employed persons) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Trust held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.  Unless the shareholder has provided the
Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Trust, the Manager, the
Distributor the Sub-Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:

Oppenheimer AMT-Free Municipals           Oppenheimer Main Street Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Opportunity Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Mid Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Convertible Securities Fund   Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Core Bond Fund                Fund, Inc.
                                          Oppenheimer   Quest   Opportunity  Value

Oppenheimer Developing Markets Fund       Fund

Oppenheimer Disciplined Allocation Fund   Oppenheimer,Quest Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Real Asset Fund
Oppenheimer Dividend Growth Fund          Oppenheimer Real Estate Fund
Oppenheimer Emerging Growth Fund          Oppenheimer Rochester Municipals
Oppenheimer Emerging Technologies Fund    Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Senior Floating Rate Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Global Fund                   Oppenheimer Strategic Income Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Total Return Bond Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer U.S. Government Trust
Oppenheimer Growth Fund                   Oppenheimer Value Fund
Oppenheimer High Yield Fund               Limited-Term New York Municipal Fund
Oppenheimer International Bond Fund       Rochester Fund Municipals
Oppenheimer International Growth Fund
Oppenheimer  International  Small Company
Fund
Oppenheimer  International Large Cap Core
Fund
Oppenheimer International Value Fund
Oppenheimer   Limited   Term   California
Municipal Fund
Oppenheimer Limited Term Government Fund
Oppenheimer Limited Term Municipal Fund
And the following money market funds:

Oppenheimer Cash Reserves

Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial California Tax Exempt Trust    Centennial New York Tax Exempt Trust
Centennial Government Trust               Centennial Tax Exempt Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account..

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Trust's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated Investment Company.  The Trust has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Trust is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Trust (unless their Trust shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Trust might not meet in a particular year. If it did not qualify as a regulated investment company, the Trust would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Trust must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Trust Distributions.  The Trust anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Trust's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Trust that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Trust derives from portfolio investments that the Trust has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Trust shares held for 45 days or less.  To the extent the Trust's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Trust's income will be derived from interest it receives on its investments, the
Trust does not anticipate that its distributions will qualify for this deduction.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate. If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Trust from sources within foreign countries may be subject to foreign taxes withheld at the source.
The United States has entered into tax treaties with many foreign countries which entitle the Trust to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Trust that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Trust must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Trust's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions  by the Trust  will be  treated  in the  manner  described above regardless of whether the  distributions  are paid in cash or reinvested in  additional  shares  of  the  Trust  (or  of  another  fund).  Shareholders receiving a distribution  in the form of additional  shares will be treated as receiving a  distribution  in an amount  equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Trust is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Trust) from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the
U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm.  Deloitte & Touche LLP serves as the Independent Registered Public Accounting firm for the Trust.  Deloitte
& Touche LLP audits the Trust's financial statements and performs other related audit services.  Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the
Manager and its affiliates. Audit and Non-audit services provided by Deloitte
& Touche LLP to the Trust and certain related companies must also be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL GOVERNMENT TRUST: We have audited the accompanying statement of assets and liabilities of Centennial Government Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Government Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, ColoradoAugust
15, 2005

STATEMENT OF INVESTMENTS JUNE 30, 2005

PRINCIPAL VALUE AMOUNT SEE NOTE 1

U.S.     GOVERNMENT AGENCIES — 55.7% — — — — — — — — — — — — — — — — — — — —

Federal Farm CreditBank,
3.16%,

10/20/05 1 $ 25,000,000 $ 24,997,544

Federal HomeLoan
Bank:

1.64%, 8/12/05 17,550,000 17,518,673 2.65%, 7/1/05 50,000,000 50,000,000 2.99%, 7/6/05 75,000,000 74,968,854 3.005%, 7/13/05 17,600,000 17,582,371 3.136%, 9/16/05 1 61,950,000 61,945,908 3.224%, 7/26/05 1 50,000,000 49,999,274

Federal Home LoanMortgage
Corp.:

2.96%, 7/12/05 67,925,000 67,863,293 2.99%, 7/11/05 75,000,000 74,937,569 3%, 7/13/05 39,796,000 39,756,163 3.03%, 7/19/05 7,987,000 7,974,900 3.07%, 7/29/05 65,000,000 64,844,794 3.08%, 8/1/05 17,500,000 17,453,586

3.10%, 8/8/05-

8/9/05 78,795,000 78,533,118 7%, 7/15/05 30,000,000 30,044,786

Overseas PrivateInvestment
Corp.:

3.003%, 7/20/05 1,2 1,000,000 1,000,935 3.028%, 7/20/05 1,2 2,810,117 2,826,133

_________________

Total U.S.Government
Agencies

(Cost $682,247,901) 682,247,901

REPURCHASE AGREEMENTS — 44.3% 3

Repurchase agreement (Principal Amount/ Value $100,000,000, with a maturity value of $100,009,528) with Bear Stearns & Co., Inc., 3.43%, dated 6/30/05, to be repurchased at $100,009,528 on 7/1/05, collateralized by Federal National Mortgage Assn., 4.50% — 6%, 10/1/19 — 8/1/34, with a value of $103,213,442 (Cost $100,000,000) 100,000,000 100,000,000

PRINCIPAL VALUE AMOUNT SEE NOTE 1

REPURCHASE AGREEMENTS Continued

Repurchase agreement (Principal Amount/ Value $150,000,000, with a maturity value of $150,011,875) with Cantor Fitzgerald & Co./Cantor Fitzgerald Securities, 2.85%, dated 6/30/05, to be repurchased at $150,011,875 on 7/1/05, collateralized by U.S. Treasury Bonds, 9.875%, 11/15/15, with a value of $153,176,424 (Cost $150,000,000) $ 150,000,000 $ 150,000,000 — — — — — — — — — — — — — — — — — — — — Repurchase agreement (Principal Amount/ Value $293,500,000, with a maturity value of $293,526,089) with UBS Warburg LLC, 3.20%, dated 6/30/05, to be repurchased at $293,526,089 on 7/1/05, collateralized by Federal Home Loan Mortgage Corp., 5.50%, 2/1/35, with a value of $299,794,126 (Cost $293,500,000) 293,500,000 293,500,000 — — — —

Total Joint Repurchase

Agreements (Cost $543,500,000) 543,500,000

TOTAL INVESTMENTS,AT
VALUE

(COST $1,225,747,901) 100.0% 1,225,747,901

OTHER ASSETS

NET OF LIABILITIES -- 356,968

_________________

NET ASSETS 100.0% $1,226,104,869

_________________

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.     Represents the current interest rate for a variable or increasing rate security.

2.     Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $3,827,068, which represents 0.31% of the Trust’s net assets. See Note 4 of Notes to Financial Statements.

3.     The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks. See Note 1 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

7 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2005

ASSETS

Investments, at value (including cost and market value of $543,500,000 in repurchase agreements) (cost $1,225,747,901) — see accompanying statement of investments $1,225,747,901 — — — — — — — — — — — — — — — — — — — — Cash 273,669 — — — — — — — — — — — — — — — — — — — — Receivables and other assets:

Interest 1,307,067 Shares of beneficial interest sold 78,044 Other 79,724

_________________

Total assets 1,227,486,405

LIABILITIES

Payables and other liabilities:

Dividends 879,145 Shares of beneficial interest redeemed 223,754 Service plan fees 114,907 Transfer and shareholder servicing agent fees 69,524 Shareholder communications 45,252 Trustees' compensation 9,475 Other 39,479

_________________

Total liabilities 1,381,536

NET ASSETS $1,226,104,869

_________________

COMPOSITION OF NET ASSETS

Paid-in capital $1,226,109,016

Accumulated net realized loss on investments (4,147)

_________________

NET ASSETS--applicable to 1,226,091,642 shares of beneficial interest outstanding $1,226,104,869

_________________

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8 | CENTENNIAL GOVERNMENT TRUST

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME

Interest $ 29,012,035

EXPENSES

Management fees 6,029,326

Service plan fees 2,714,972

Transfer and shareholder servicing agent fees 863,215

Shareholder communications 54,071

Custodian fees and expenses 34,625

Trustees' compensation 10,083

Other 196,645

_________________

Total expenses 9,902,937 Less reduction to custodian expenses (31,115)

_________________

Net expenses 9,871,822

NET INVESTMENT INCOME 19,140,213

NET REALIZED LOSS ON INVESTMENTS (1,140)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 19,139,073

_________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9 | CENTENNIAL GOVERNMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JUNE 30, 2005 2004

OPERATIONS

Net investment income $ 19,140,213 $ 7,971,873

Net realized loss (1,140) (2,406)

_________________

Net increase in net assets resulting from operations 19,139,073 7,969,467

DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income (19,140,213) (7,971,873)

BENEFICIAL INTEREST TRANSACTIONS

Net decrease in net assets resulting from beneficial interest transactions (202,018,576) (347,686,852)

NET ASSETS

Total decrease (202,019,716) (347,689,258)

Beginning of period 1,428,124,585 1,775,813,843

_________________

End of period $1,226,104,869 $1,428,124,585

_________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10 | CENTENNIAL GOVERNMENT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                         2005     2004      2003      2002     2001
---------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain      .01 1     -- 2     .01       .02      .05
---------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.01)      -- 2    (.01)     (.02)    (.05)
Distributions from net realized gain          --       --        --        -- 2     --
                                          ---------------------------------------------
Total dividends and/or distributions
to shareholders                             (.01)      -- 2    (.01)     (.02)    (.05)
---------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
                                          =============================================

---------------------------------------------------------------------------------------
TOTAL RETURN 3                              1.45%    0.48%     1.15%     1.92%    5.29%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $1,226   $1,428   $ 1,776   $ 1,548  $ 1,458
---------------------------------------------------------------------------------------
Average net assets (in millions)          $1,360   $1,628   $ 1,744   $ 1,585  $ 1,367
---------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                       1.41%    0.49%     1.14%     1.90%    5.13%
Total expenses                              0.73%    0.71%     0.70%     0.71%    0.73%
Expenses after payments and waivers and
reduction to custodian expenses              N/A 5   0.60%     0.38%     0.63%     N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2,3

$ 900,228 $ -- $ 4,147

1.     As of June 30, 2005, the Trust had $3,383 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005 details of the capital loss carryforwards were as follows:

      EXPIRING

_________________

2012 $ 2,557 2013 826

_________________

Total $ 3,383

_________________

2.     During the fiscal years ended June 30, 2005 and June 30, 2004, the Trust did not utilize any capital loss carryforwards.

3.     As of June 30, 2005, the Trust had $764 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

12 | CENTENNIAL GOVERNMENT TRUST

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

YEAR ENDED YEAR ENDED JUNE 30, 2005 JUNE 30, 2004

      Distributions paid from:

Ordinary income $ 19,140,213 $ 7,971,873

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

13 | CENTENNIAL GOVERNMENT TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED

1.     SIGNIFICANT ACCOUNTING POLICIES CONTINUED

OTHER.     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.     SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED JUNE 30, 2005             YEAR ENDED JUNE 30, 2004
                                   SHARES             AMOUNT           SHARES              AMOUNT
-------------------------------------------------------------------------------------------------

Sold                        3,341,809,705   $  3,341,809,705    3,777,626,578   $  3,777,626,578
Dividends and/or
distributions reinvested       18,167,967         18,167,967        8,068,973          8,068,973
Redeemed                   (3,561,996,248)    (3,561,996,248)  (4,133,382,403)    (4,133,382,403)
                           ----------------------------------------------------------------------
Net decrease                 (202,018,576)  $   (202,018,576)    (347,686,852)  $   (347,686,852)
                           ======================================================================

3.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million and 0.35% of net assets in excess of $1.5 billion.

ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $866,269 to SSI for services to the Trust.

SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

14 | CENTENNIAL GOVERNMENT TRUST

WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4.     ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

15 | CENTENNIAL GOVERNMENT TRUST

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:
A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

------------------------------------------------------------------------------
Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

B-1

                                  Appendix B

------------------------------------------------------------------------------
                           Industry Classifications
------------------------------------------------------------------------------

Aerospace & Defense               Industrial Conglomerates
Air Freight & Couriers            Insurance
Airlines                          Internet & Catalog Retail
Asset Backed Securities           Internet Software & Services
Auto Components                   IT Services
Automobiles                       Leasing & Factoring
Beverages                         Leisure Equipment & Products
Biotechnology                     Machinery
Broker-Dealer                     Marine
Building Products                 Media
Capital Markets                   Metals & Mining
Chemicals                         Multiline Retail
Commercial Banks                  Multi-Utilities
Commercial Finance                Municipal
Commercial Services & Supplies    Office Electronics
Communications Equipment          Oil & Gas
Computers & Peripherals           Paper & Forest Products
Construction & Engineering        Personal Products
Construction Materials            Pharmaceuticals
Consulting & Services             Real Estate
Consumer Finance                  Repurchase Agreements
Containers & Packaging            Road & Rail
Distributors                      Semiconductor and Semiconductor Equipment
Diversified Financial Services    Software
Diversified Telecommunication     Special Purpose Financial
Services
Electric Utilities                Specialty Retail
Electrical Equipment              Textiles, Apparel & Luxury Goods
Electronic Equipment &            Thrifts & Mortgage Finance
Instruments
Energy Equipment & Services       Tobacco
Food & Staples Retailing          Trading Companies & Distributors
Food Products                     Transportation Infrastructure
Foreign Government                U.S. Government Agencies-Full Faith and Credit
                                  Agencies
Gas Utilities                     U.S. Government Agencies-Government Sponsored
                                  Enterprises
Health Care Equipment & Supplies  U.S. Government Instrumentalities
Health Care Providers & Services  U.S. Government Obligations
Hotels Restaurants & Leisure      Water Utilities
Household Durables                Wireless Telecommunication Services

------------------------------------------------------------------------------
Centennial Government Trust
------------------------------------------------------------------------------

Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Bell, Boyd, Lloyd LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois  60602-4207

PX0170.001.1005

(1). In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
"Independent  Trustees" in this Statement of Additional  Information refers to those  Trustees who are not  "interested  persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.

                         CENTENNIAL GOVERNMENT TRUST

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits

(a)   (i)   Restated   Declaration   of  Trust  dated   September   27,  1985:
Previously filed with Registrant's  Post-Effective  Amendment No. 9 (9/27/85),
and refiled with  Registrant's  Post-Effective  Amendment  No. 23  (10/28/94),
pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Amendment  to the  Declaration  of Trust  dated  February 9, 2001:
Previously   filed  with   Registrant's   Post  Effective   Amendment  No.  33
(10/25/01), and incorporated herein by reference.

      (iii) Amendment No. 2 to the Restated  Declaration of Trust dated August
27, 2002:  Previously filed with Registrant's Post Effective  Amendment No. 34
(10/18/02), and incorporated herein by reference.

(b)   By-Laws,  as amended and restated  through October 24, 2000:  Previously filed with  Registrant's  Post  Effective  Amendment  No. 33  (10/25/01),  and
incorporated herein by reference.

(c)   Specimen Share  Certificate:  Previously  filed with  Registrant's  Post
Effective Amendment No. 33 (10/25/01), and incorporated herein by reference.

(d)   Amended and Restated  Investment  Advisory Agreement dated September 19,
2003:  Previously  filed with  Registrant's  Post  Effective  Amendment No. 37
(8/27/04) and incorporated herein by reference.

      (e)   (i)   General Distributor's  Agreement Centennial Asset Management
Corporation  dated October 13, 1992:  Previously filed with  Registrant's Post
Effective Amendment No. 21 (10/29/93), and incorporated herein by reference.

         (ii)     Sub-Distributor's   Agreement   between   Centennial   Asset
Management  Corporation and OppenheimerFunds  Distributor,  Inc. dated May 28,
1993:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 21
(10/29/93), and incorporated herein by reference.

            (iii) Form of Dealer  Agreement  of  Centennial  Asset  Management
Corporation:  Previously filed with Registrant's  Post-Effective Amendment No.
6 (10/26/84)  and refiled with  Registrant's  Post-Effective  Amendment No. 23
(10/28/94),  pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f)   Form   of   Deferred    Compensation    Agreement   for    Disinterested
Trustees/Directors:   Filed  with  Post-Effective  Amendment  No.  40  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
(10/27/98), and incorporated herein by reference.

(g)   (i) Global Custodial  Services Agreement dated July 15, 2003, as amended
June 9, 2005,  and amended on July 15, 2003 between  Registrant  and Citibank,
N.A.,  Previously  filed with  Oppenheimer  International  Diversified  Fund's
(Reg. No.  333-125805)  Initial  Registration  Statement on June 14, 2005, and
incorporated herein by reference.

      (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003 between Registrant and Citibank, N.A.
Previously filed with Pre-effective Amendment #1 to the Registration
Statement of Oppenheimer International Large Cap Core Trust (Reg. No.
33-106014) on August 5, 2003, and incorporated herein by reference.

(h)   Not applicable.

(i)   Opinion and Consent of Counsel  dated  April 7, 1982:  Previously  filed with  Registrant's  Pre-Effective  Amendment  No. 1  (4/13/82),  refiled with
 Registrant's  Post-Effective  Amendment No. 23  (10/28/94),  pursuant to Item
 102 of Regulation S-T and incorporated herein by reference.

(j)   Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)   Not applicable.

(l)   Not applicable.

(m)   Service Plan and  Agreement  between  Registrant  and  Centennial  Asset
Management  Corporation  under Rule 12b-1 dated  August 24,  1993:  Previously filed with  Registrant's  Post-Effective  Amendment  No. 21,  (10/29/93),  and
incorporated herein by reference.

(n)   Not applicable.

(o)   Powers of Attorney  dated  December 13, 2004 for all  Trustees/Directors and Officers:  Previously  filed with  Post-Effective  Amendment No. 44 to the
Registration  Statement of Oppenheimer  Variable Account Funds,  2/25/05,  and
incorporated herein by reference.

      (ii) Power of Attorney  for Richard F.  Grabish:  Previously  filed with
Post-Effective  Amendment No. 20 to the  Registration  Statement of Centennial
California Tax Exempt Trust, 8/15/05, and is incorporated herein by reference.

      (iii)  Power of  Attorney  dated  August 22, 2005 for John V. Murphy for
Form  N-PX:  Previously  filed  with  Post-Effective  Amendment  No.  2 to the
Registration  Statement of Oppenheimer Limited Term California  Municipal Fund
(Reg. No. 333-111230), 09/29/05, and incorporated herein by reference.

(p)   Amended  and  Restated  Code of Ethics of the  Oppenheimer  Funds  dated
February  1, 2005  under  Rule 17j-1 of the  Investment  Company  Act of 1940:
Previously  filed  with the  Initial  Registration  Statement  of  Oppenheimer
Dividend Growth Fund (reg. No. 333-122902),  2/18/05,  and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

(a)   Centennial Asset Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and
B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Centennial Asset Management Corporation is, or at any
time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with Centennial Asset
Management Corporation       Other Business and Connections During the Past Two
                             Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                 Vice President of OppenheimerFunds Distributor,
Vice President               Inc., Shareholder Financial Services, Inc. and OFI
                             Private Investments, Inc., and Senior Vice
                             President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,           Vice President and Secretary of OppenheimerFunds,
Secretary                    Inc.; Secretary of: OppenheimerFunds, Distributor,
                             Inc., Oppenheimer Partnership Holdings, Inc.,
                             Oppenheimer Real Asset Management, Inc.,
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., Oppenheimer Legacy Program,
                             HarbourView Asset Management Corporation, OFI
                             Private Investments, Inc. and OFI Institutional
                             Asset Management, Inc. Assistant Secretary of  OFI
                             Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop             Vice President of OppenheimerFunds, Inc.;
Treasurer                    Treasurer of OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,             Vice President of OppenheimerFunds, Inc. Formerly
Vice President               a Portfolio Manager at Strong Financial
                             Corporation May 199-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell               Vice President of OppenheimerFunds, Inc. and
Vice President               Shareholder Financial Services, Inc.; Senior Vice
                             President of Shareholder Services Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives             Vice President and Assistant Secretary of
Assistant Secretary          OppenheimerFunds Distributor, Inc. and Shareholder
                             Services, Inc.; Vice President, Senior Counsel and
                             Assistant Secretary of OppenheimerFunds, Inc.
                             Assistant Secretary of Oppenheimer Legacy Program
                             and Shareholder Financial Services Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,            Assistant Secretary of HarbourView Asset
Assistant Secretary          Management corporation, OppenheimerFunds Legacy
                             Program, OFI Private Investments, Inc., OFI
                             Institutional Asset Management, Inc. and
                             Oppenheimer Real Asset management, Inc.  Formerly
                             an Associate at Sidley Austin Brown and Wood LLP
                             (1995 - October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy,              Chairman, Chief Executive Officer, Director and
Director                     President, of OppenheimerFunds, Inc.; President
                             and a director of OppenheimerFunds Acquisition
                             Corp. and Oppenheimer Partnership Holdings, Inc.
                             Director of Oppenheimer Distributor, Inc.;
                             Chairman Director of Shareholder Services, Inc.
                             and Shareholder Financial Services, Inc.;
                             President and Director of OppenheimerFunds Legacy
                             Program; Director of OFI Institutional Asset
                             Management, Inc., Trinity Investment Management
                             Corporation, Tremont Capital Management, Inc.,
                             HarbourView Asset Management Corporation, OFI
                             Private Investments, Inc,; President and Director
                             of Oppenheimer Real Asset Management, Inc.;
                             Executive Vice President of MassMutual Life
                             Insurance Company; Director of DLB Acquisition
                             Corp; a member of the Investment Company
                             Institute's Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,               President and Director of OppenheimerFunds
President & Director         Distributor, Inc.; Executive Vice President of OFI
                             Private Investments, Inc.; Vice President of
                             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,            Senior Vice President and Chief compliance Officer
Vice President & Chief       of OppenheimerFunds, Inc.; Vice President of
Compliance Officer           OppenheimerFunds Distributor, Inc. and Shareholder
                             Services, Inc. Formerly Vice President of
                             OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,              Vice President of OppenheimerFunds, Inc. and of
Vice President               HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf                Senior Vice President of OppenheimerFunds, Inc.
Vice President               and of HarbourView Asset Management Corporation;
                             serves on the Board of the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack               Executive Vice President and General Counsel of
General Counsel,             OppenheimerFunds, Inc.; General Counsel and
                             Director of OppenheimerFunds Distributor, Inc.;
                             Senior Vice President and General Counsel of
                             HarbourView Asset Management Corporation and OFI
                             Institutional Asset Management, Inc.; Senior Vice
                             President, General Counsel and Director of
                             Shareholder Financial Services, Inc., Shareholder
                             Services, Inc., OFI Private Investments, Inc. and
                             Oppenheimer Trust Company; Vice President and
                             Director of Oppenheimer Partnership Holdings,
                             Inc.; Director and Assistant Secretary of
                             OppenheimerFunds plc; Secretary and General
                             Counsel of Oppenheimer Acquisition Corp.; Director
                             and Assistant Secretary of OppenheimerFunds
                             International Ltd.; Director of Oppenheimer Real
                             Asset Management, Inc. and OppenheimerFunds (Asia)
                             Limited); Vice President of OppenheimerFunds
                             Legacy Program.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer AMT Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
   Active Allocation Fund
   Aggressive Investor Fund
   Conservative Investor fund
   Moderate Investor Fund
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal Protected Trust)
Oppenheimer  Principal  Protected Main Street Fund II (a series of Oppenheimer
Principal Protected Trust II)
Oppenheimer  Principal Protected Main Street Fund III (a series of Oppenheimer
Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.

Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
      Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA

Panorama Series Fund, Inc. (4 series):
    Government Securities Portfolio
    Growth Portfolio

     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional  Asset  Management,  Inc. and  Oppenheimer  Trust Company is Two
World Financial  Center,  225 Liberty  Street-11th  Floor,  New York, New York
10281-1008.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27.  Principal Underwriter

(a)   Centennial Asset Management Corporation is the Distributor of
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Centennial Asset
Management Corporation is the investment adviser, as described in Part A and
B of this Registration Statement and listed in Item 26(b) above.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                                          Position(s) and
Business Address     Position(s) & Office(s) with         Office(s)
                     Underwriter                          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan((2))     Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(1) Secretary                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(2)  Treasurer                            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell(2)   Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(2)    Vice President                       None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(2)  Assistant Secretary                  Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(1)    Director                             President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(1)     President & Director                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(2)     Vice President                       Vice President and
                                                          Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss(2)    Vice President                       Vice President &
                                                          Portfolio Manager
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf(2)     Vice President                       Vice President &
                                                          Portfolio Manager
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(1)    General Counsel                      Vice President &
                                                          Secretary
---------------------------------------------------------------------------------

(1)225 Liberty Street-11th Floor, New York, NY 10281-1008
(2)6803 South Tucson Way, Centennial, CO 80112-3924

(c)   Not applicable.
Item 28. Location of Accounts and Records

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all requirements for  effectiveness  of this  Registration  Statement  pursuant to
Rule  485(b)  under  the  Securities  Act of 1399  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto duly authorized,  in the County of Arapahoe and State of Colorado on
the 14thday of October, 2005.

                                                   CENTENNIAL GOVERNMENT TRUST

                                                      By:  /s/ John V. Murphy*
                                 ---------------------------------------------
                                                  John V. Murphy, President, &
                                                   Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ William L. Armstrong *    Chairman & Trustee            October 14, 2005

----------------------------------
William L. Armstrong

/s/ John V. Murphy*           President & Principal

----------------------------------                          Executive Officer
October 14, 2005
John V. Murphy

/s/ Brian W. Wixted*          Treasurer & Principal         October 14, 2005
----------------------------------                          Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Avis*           Trustee                       October 14, 2005

----------------------------------
Robert G. Avis

/s/ George Bowen*             Trustee                       October 14, 2005

----------------------------------
George Bowen

s/ Edward L. Cameron *        Trustee                       October 14, 2005

----------------------------------
Edward L. Cameron

/s/ Jon S. Fossel*            Trustee                       October 14, 2005

----------------------------------
Jon S. Fossel

/s/ Sam Freedman*             Trustee                       October 14, 2005

----------------------------------
Sam Freedman

/s/Richard F. Grabish*        Trustee                       October 14, 2005

----------------------------------
Richard F. Grabish

/s/ Beverly L. Hamilton*      Trustee                       October 14, 2005

----------------------------------
Beverly L. Hamilton

/s/ Robert J. Malone*         Trustee                       October 14, 2005

----------------------------------
Robert J. Malone

/s/ F. William Marshall, Jr.  Trustee                       October 14, 2005

----------------------------------
F. William Marshall, Jr.

*By: /s/ Mitchell J. Lindauer
-----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                         CENTENNIAL GOVERNMENT TRUST

                      Registration Statement No. 2-75812

                                EXHIBIT INDEX

Exhibit No.       Description

23(j)             Independent Registered Public Accounting Firm's consent

ProSAI\170\170 Part C (07-30-04).doc)